Basic and Diluted Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2020	2019	2020	2019
	(in thousands, except per share data)
	£	£	£	£
Loss for the period	(8,394)	(3,877)	(18,421)	(13,704)

Basic and diluted weighted average number of shares	35,093	32,372	33,419	32,280
	£	£	£	£
Basic and diluted loss per share	(0.24)	(0.12)	(0.55)	(0.42)